Note 6 - Stock-Based Awards, Restricted Stock Activity (Q2) (Details) (Restricted Stock [Member], USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Restricted Stock [Member]
Note 6 - Stock-Based Awards (Details) - Restricted Stock Activity [Line Items]
Nonvested - Number of Shares	1,325,402	122,044	306,606
Nonvested - Weighted Average Grant Price	$ 1.06	$ 2.37	$ 2.50
Granted	473,605	1,365,000	40,000
Granted	$ 1.08	$ 1.00	$ 1.40
Vested	(91,450)	(161,642)	(174,284)
Vested	$ 1.38	$ 1.54	$ 2.30
Forfeited	(319,805)	0	50,278
Forfeited	$ 1.05	$ 0	$ 2.66
Nonvested - Number of Shares	1,387,752	1,325,402	122,044
Nonvested - Weighted Average Grant Price	$ 1.05	$ 1.06	$ 2.37